Note 15 - Earnings Per Share (Details Textual) - shares	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Stock Options, Treasury Stock Method [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	2,475	25,000	0
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	270,525	145,932	0